S000047257 [Member] Investment Objectives and Goals - FlexShares Credit-Scored US Corporate Bond Index Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FlexShares® Credit-Scored US Corporate Bond Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Northern Trust US Corporate Bond Quality Value IndexSM (the “Underlying Index”).